Derivatives - Summary of Hedging Instruments by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) € / CAD $ / CAD € / CAD_per_EUR £ / CAD	Oct. 31, 2018 CAD ($)
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 571,543	$ 510,046
Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	450,657	393,557
Interest rate risk [member] | Swaps [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	173,500
Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	201,878	181,544
Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	248,779	212,013
Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	118,794	114,431
Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	1,063	1,610
Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	17,009	17,283
Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	1,292	1,249
Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	49,455	49,487
Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	23,474	17,049
Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	21,468	23,799
Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	5,033	3,954
Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	2,092	$ 2,058
Within 1 year [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	109,696
Within 1 year [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	75,810
Within 1 year [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 43,299
Average fixed interest rate	1.72
Within 1 year [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 32,511
Average fixed interest rate	1.92
Within 1 year [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 31,794
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 784
Average foreign exchange rate | $ / CAD	1.31
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 3,001
Average foreign exchange rate | € / CAD	1.52
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 1,292
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 12,149
Average foreign exchange rate | $ / CAD	1.26
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 5,509
Average foreign exchange rate | € / CAD_per_EUR	1.48
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 8,718
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 341
Average foreign exchange rate | £ / CAD	1.74
Within 1 year [member] | Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,092
Over 1 year to 5 years [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	360,140
Over 1 year to 5 years [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	280,629
Over 1 year to 5 years [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 118,366
Average fixed interest rate	1.85
Over 1 year to 5 years [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 162,263
Average fixed interest rate	2.19
Over 1 year to 5 years [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 79,511
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 279
Average foreign exchange rate | $ / CAD	1.32
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 12,434
Average foreign exchange rate | € / CAD	1.62
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 35,023
Average foreign exchange rate | $ / CAD	1.30
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 14,660
Average foreign exchange rate | € / CAD_per_EUR	1.50
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 12,423
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 4,692
Average foreign exchange rate | £ / CAD	1.70
Over 5 years [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 101,707
Over 5 years [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	94,218
Over 5 years [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 40,213
Average fixed interest rate	2.21
Over 5 years [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 54,005
Average fixed interest rate	1.69
Over 5 years [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 7,489
Over 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 1,574
Average foreign exchange rate | € / CAD	1.75
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,283
Average foreign exchange rate | $ / CAD	1.32
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 3,305
Average foreign exchange rate | € / CAD_per_EUR	1.48
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 327